SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]

         Pre-Effective Amendment No.      1                              [X]

         Post-Effective Amendment No.          File No.  333-40831       [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]

         Amendment No.                    1    File No.  811-08509       [X]


Buffalo Small Cap Fund, Inc.


(Exact Name of Registrant as Specified in Charter)


BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306


(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 751-5900


Larry D. Armel, President, Buffalo Small Cap Fund, Inc.
BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306


(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Upon effective date of this registration statement

Title of Securities Being Registered:  Common Stock 1.00 par value


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective on such date as the Commission acting pursuant to Section 8(a) of the Investment Company Act of 1940 may determine.

Please address inquiries                   and a carbon copy of all
and communications to:                     communications to:
         John G. Dyer, Esq.                Mark H. Plafker, Esq.
         Buffalo Small Cap Fund, Inc.      Stradley, Ronon, Stevens & Young, LLP
         BMA Tower                         2600 One Commerce Square
         700 Karnes Blvd.                  Philadelphia, PA 19103-7098
         Kansas City, MO 64108-3306        Telephone:  (215) 564-8024
         Telephone:  (816) 751-5900

                          BUFFALO SMALL CAP FUND, INC.

                              CROSS REFERENCE SHEET

Form N-1A Item Number                                                           Location in Prospectus

Item 1.  Cover Page....................................................         Cover Page

Item 2.  Synopsis......................................................         Not Applicable

Item 3.  Condensed Financial Information...............................         Per Share Capital and Income
                                                                                Changes

Item 4.  General Description of Registrant.............................         Investment Objective and
                                                                                Portfolio Management Policy

Item 5.  Management of the Fund........................................         Officers and Directors;
                                                                                Management and Investment
                                                                                Counsel

Item 6.  Capital Stock and Other Securities............................         How to Purchase Shares;
                                                                                How to Redeem Shares; How
                                                                                Share Price is Determined;
                                                                                General Information and
                                                                                History; Dividends,
                                                                                Distributions and their
                                                                                Taxation

Item 7.  Purchase of Securities........................................         Cover Page; How to
                     being Offered                                              Purchase Shares; Shareholder
                                                                                Services

Item 8.  Redemption or Repurchase......................................         How to Redeem Shares

Item 9.  Pending Legal Proceedings.....................................         Not Applicable

                          BUFFALO SMALL CAP FUND, INC.

                        CROSS REFERENCE SHEET (Continued)

Form N-1A Item Number                                                          Location in Statement of
                                                                               Additional Information

Item 10.          Cover Page...........................................         Cover Page

Item 11.          Table of Contents....................................         Cover Page

Item 12.          General Information and History......................         Investment Objectives and
                                                                                Policies; Management and
                                                                                Investment Counsel

Item 13.          Investment Objectives and Policies...................         Investment Objectives and
                                                                                Policies; Investment
                                                                                Restrictions

Item 14.          Management of the Fund...............................         Management and Investment
                                                                                Counsel

Item 15.          Control Persons and Principal........................         Management and
                  Holders of Securities                                         Investment Counsel; Officers
                                                                                and Directors

Item 16.          Investment Advisory and other........................         Management and
                  Services                                                      Investment Counsel

Item 17.          Brokerage Allocation.................................         Portfolio Transactions

Item 18.          Capital Stock and Other Securities...................         General Information and
                                                                                History (Prospectus);
                                                                                Financial Statements

Item 19.          Purchase, Redemption and Pricing.....................         How Share Purchases
                  of Securities Being Offered..........................         are Handled; Redemption of
                                                                                Shares; Financial Statements

Item 20.          Tax Status...........................................         Dividends, Distributions and
                                                                                their Taxation (Prospectus)

Item 21.          Underwriters.........................................         How the Fund's Shares are
                                                                                Distributed

Item 22.          Calculation of Yield Quotations......................         Not Applicable
                  of Money Market Fund


Item 23.          Financial Statements.................................         Financial Statements

                                   PROSPECTUS
                                 March __, 1998


                          BUFFALO SMALL CAP FUND, INC.

                           Toll-Free 1-800-49-BUFFALO
                                (1-800-492-8332)



Managed and Distributed By:                   Investment Counsel:
Jones & Babson, Inc.                          Kornitzer Capital Management, Inc.
BMA Tower                                     Shawnee Mission, Kansas
700 Karnes Blvd.
Kansas City, Missouri 64108-3306



                              INVESTMENT OBJECTIVE


         Buffalo Small Cap Fund, Inc. (the "Fund") seeks long-term capital growth. Long-term capital growth is intended to be achieved primarily by the Fund's investment in equity securities of small companies.


                              PURCHASE INFORMATION


                                                        Minimum Investment
Initial Purchase.............................................$   2,500
Initial IRA and Uniform Transfers (Gifts)
  to Minors Purchases:.......................................$     250
Subsequent Purchase:
  By Mail....................................................$     100
  By Telephone or Wire.......................................$   1,000
  All Automatic Purchases....................................$     100

         Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone number indicated above.


                             ADDITIONAL INFORMATION


         This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by calling the Fund at the telephone number indicated above or by writing to the address on the cover.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                         Page



Fund Expenses...........................................................
Investment Objective and Portfolio Management Policies..................
Repurchase Agreements...................................................
Risk Factors............................................................
Investment Restrictions.................................................
Historical Performance of Kornitzer Capital Management, Inc.............
Performance Measures....................................................
How to Purchase Shares..................................................
Initial Investments.....................................................
Investments Subsequent to Initial Investment............................
Telephone Investment Service............................................
Automatic Monthly Investment Plan.......................................
How to Redeem Shares....................................................
Systematic Redemption Plan..............................................
How to Exchange Shares Between Funds....................................
How Share Price is Determined...........................................
Officers and Directors..................................................
Management and Investment Counsel.......................................
General Information and History.........................................
Dividends, Distributions and Their Taxation.............................
Shareholder Services....................................................
Shareholder Inquiries...................................................

                          BUFFALO SMALL CAP FUND, INC.

                                  FUND EXPENSES

         The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The expenses set forth below are estimates for the initial fiscal year of the Fund.

         Shareholder Transaction Expenses
                  Maximum sales load imposed on purchases                               None
                  Maximum sales load imposed on reinvested dividends                    None
                  Deferred sales load                                                   None
                  Redemption fee                                                        None
                  Exchange fee                                                          None
         Annual Fund Operating Expenses
         (as a percentage of average net assets)
                  Management fees                                                       1.00%
                  12b-1 fees                                                            None
                  Other expenses                                                         .02%
                  Total Fund operating expenses                                         1.02%


         Example


         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                  1 Year           3 Year
                  $10               $32

         The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. The actual return may be greater or less than the assumed amount. The various costs and expenses reflected in the foregoing Expense Tables and Example are explained in more detail in this prospectus. "Other expenses" is based on estimated amounts for the current fiscal year. Management fees are discussed in greater detail under "Management and Investment Counsel."


             INVESTMENT OBJECTIVE AND PORTFOLIO MANAGEMENT POLICIES

         The Buffalo Small Cap Fund seeks long-term capital growth. Long-term capital growth is intended to be achieved primarily by the Fund's investment in equity securities of small companies. Equity securities include common stock, preferred stock and securities convertible into common stock or preferred stock.


         The Buffalo Small Cap Fund will normally invest in a broad array of securities, diversified in terms of companies and industries. The Fund invests at least 65% of its total assets in equity securities of small companies, during normal market conditions. Small companies are considered to be issuers with individual market capitalization of up to $1 billion, or issuers whose individual market capitalization would place them at the time of purchase in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or traded in the NASDAQ system.

         The Fund may invest in foreign securities through dollar-denominated American Depository Receipts (ADRs), which are issued by domestic banks and publicly traded in the United States. ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar. The Fund does not intend to invest directly in foreign securities or foreign currencies. (See "Risk Factors Applicable to ADRs.")

         The Fund is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

         Covered call options serve as a partial hedge against any price declines of the underlying securities.

         Investments  in  money  market  securities  shall  include   government
securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper shall be restricted to companies in the top two rating categories by Moody's and Standard & Poor's.


         The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."


         There is no assurance that the Fund's objective of long-term growth of capital can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that the portfolio turnover rate for securities held in the Fund's portfolio will not exceed 100% on an annual basis. A high portfolio turnover rate may increase transaction costs and result in additional taxable gains.


                              REPURCHASE AGREEMENTS

         A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund.


         The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the net assets of the Fund.

                                  RISK FACTORS

           Risk Factors Applicable to Small Capitalization Securities

         Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Additionally, securities of companies with smaller revenues and capitalizations may offer greater opportunity for capital appreciation than larger companies, but investment in such companies present greater risks and may involve greater price volatility than securities of larger, more established companies. In addition, the market for small capitalization stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of such stocks. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

                    Risk Factors Applicable to Common Stocks

         The Fund is subject to market risk and performance risk. Market risk is the possibility that stock prices in general will decline over short or even extended periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Performance risk is the possibility that the Fund's performance during a specific period may not meet or exceed that of the stock market as a whole.

                Risk Factors Applicable to Repurchase Agreements

         The Fund may enter into repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

                 Risk Factors Applicable to Covered Call Options

         The Fund may engage in covered call option transactions as described herein. Up to 25% of the Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written.

         Upon the termination of the Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by the Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.


                         Risk Factors Applicable to ADRs

         Up to 25% of the Fund's total assets may be invested in ADRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

                             INVESTMENT RESTRICTIONS

         In addition to the policies set forth under the caption "Investment Objective and Portfolio Management Policies," the Fund is subject to certain other restrictions which may not be changed without approval of the lesser of:
(1) at least 67% of the voting securities present at a shareholder's meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments; and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least three to one. The Fund will not buy securities while borrowings are outstanding. The full text of these restrictions are set forth in the "Statement of Additional Information."

          HISTORICAL PERFORMANCE OF KORNITZER CAPITAL MANAGEMENT, INC.

         Set forth below is certain information about the investment performance record of Kornitzer Capital Management, Inc., the Fund's investment counsel responsible for managing the Fund's portfolio of small cap securities. The performance information shown is for the Great Plains Trust Company Small Cap Collective Retirement Fund (the "Small Cap Retirement Fund"), which had approximately $21,311,000 in total assets as of December 31, 1997, and has an investment objective, strategy and investment policies that are substantially similar to those of the Fund. The results shown assume the reinvestment of all dividends and capital gains and reflect the deduction of all management fees charged by Kornitzer. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the performance of the Small Cap Retirement Fund because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, as amended, which, if applicable, may adversely affect the performance of such accounts.

         Annualized Returns for
          the Periods Ending                         Small Cap                     S&P 600
               12/31/97                           Retirement Fund                 Small Cap
                                                                                    Index*
               One Year                               33.14%                        25.58%

              Three Years                             31.96%                        24.05%

            Since Inception
          (3 yrs., 4 mos.)**                          26.93%                        20.81%

            Annual Returns

                 1997                                 33.14%                        25.58%

                 1996                                 28.81%                        21.32%

                 1995                                 33.94%                        29.95%

                 1994
             (lst 4 mos.)                             -2.98%                        -3.32%


*The S&P 600 Small Cap Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with smaller market capitalizations (generally less than $1 billion). The index is unmanaged and therefore does not reflect the deduction of any fees.

**9/1/94 Inception Date.

                              PERFORMANCE MEASURES

         From time to time, the Fund may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Fund performance will be included in the Fund's Annual Report to Shareholders which will be available from the Fund upon request at no charge.


                                  Total Return

         The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

                             Performance Comparisons


         In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's 600 Small Cap Index (S&P 600), an index of unmanaged groups of common stocks, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of the Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional Information."


         Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyeser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Company Service and Donoghue's Mutual Fund Almanac.

                             HOW TO PURCHASE SHARES

         Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc., BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306. To complete a purchase order by mail, wire or telephone, please provide information detailed below. For information or assistance call toll free 1-800-49-BUFFALO (1-800-492-8332). If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

         You do not pay a sales commission when you buy shares of the Fund. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received and accepted by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with the Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received and accepted by the Fund.

         The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc., will cover the loss.

                               INITIAL INVESTMENTS

         Initial investments -- By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($2,500 minimum unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act in which case the minimum initial purchase is $250) payable to UMB Bank, n.a. Mail your application and check to:

                  Buffalo Small Cap Fund, Inc.
                  BMA Tower
                  700 Karnes Blvd.
                  Kansas City, Missouri 64108-3306

         Initial investments -- By wire. You may purchase shares of the Fund by wiring funds ($2,500 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-49-BUFFALO (1-800-492-8332) and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order.

You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

                  UMB Bank, n.a.
                  Kansas City, Missouri, ABA #101000695
                  For:  Buffalo Small Cap Fund, Inc.
                  AC = 987090-8328
                  For Account No.      (insert assigned Fund account number and
                                        name in which account is registered).

         A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds may be delayed until the completed application is received by the Fund.

                  INVESTMENTS SUBSEQUENT TO INITIAL INVESTMENT

         You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.

         Checks should be mailed to the Fund at its address, and made payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.


         Wire share purchases should include your account registration, your account number and the name of the Fund. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

                          TELEPHONE INVESTMENT SERVICE

         To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.


         The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions.

         The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

                        AUTOMATIC MONTHLY INVESTMENT PLAN

         You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

         The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

                              HOW TO REDEEM SHARES

         The Fund will redeem shares at the price (net asset value per share) effective after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

         A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with the Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of the Fund, a fee may be charged by such broker.

         To be in "good order" the request must include the following:

         (1) A written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s), account number and the number of shares or the dollar amount to be redeemed;

         (2) any outstanding stock certificates representing shares to be redeemed;

         (3)      signature guarantees as required (see Signature Guarantees);
                  and

         (4) any additional documentation which the Fund may deem necessary to insure a genuine redemption.


         Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.


         Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the Fund at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.

         The Fund will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

         Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid the possibility of delay by paying for all your purchases with a transfer of federal funds.

         Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible Guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.


         Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.


         The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash. Redemptions in-kind must be in the form of readily marketable securities. Additional details are set forth in the "Statement of Additional Information."

         Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment and the minimum account size are one and the same, any redemption from an amount containing only the minimum investment amount may result in redemption of that account.


                           SYSTEMATIC REDEMPTION PLAN

         If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.


         Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.


         Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

         You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

                      HOW TO EXCHANGE SHARES BETWEEN FUNDS


         Shareholders may exchange their Fund shares, which have been held in an open account for 15 days or more, and for which good payment has been received, for identically registered shares of any Fund in the Buffalo or Babson Fund Group which is legally registered for sale in the state of residence of the investor, except Babson Enterprise Fund, Inc., provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund into which it is exchanged.

         Effective at the close of business on January 31, 1992, the Directors of the Babson Enterprise Fund, Inc. took action to limit the offering of that Fund's shares. Babson Enterprise Fund, Inc. will not accept any new accounts, including IRAs and other retirement plans, until further notice, nor will Babson Enterprise Fund, Inc. accept transfers from shareholders of other Babson Funds, who were not shareholders of record of Babson Enterprise Fund, Inc. at the close of business on January 31, 1992.


         To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances, where continuance of these privileges would be detrimental to the Fund or its shareholders, such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.


         The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions.

         Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account by name and number, the number of shares or dollar amount to be redeemed for exchange, and the Buffalo or Babson Fund into which the account is being transferred.

         If you wish to exchange part or all of your shares in the Fund for shares of a Fund in the Buffalo or Babson Fund Group, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson, Inc. Any such exchange will be based upon the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

                          HOW SHARE PRICE IS DETERMINED

         In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share of the Fund is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

         The price at which new shares of the Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.


         The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. Each security listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.


                             OFFICERS AND DIRECTORS

         The officers of the Fund manage its day-to-day operations. The Fund's manager and officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

                        MANAGEMENT AND INVESTMENT COUNSEL


         Jones & Babson, Inc. was founded in 1960. It organized the Fund in 1997 and acts as its manager and principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. pays or provides the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.


         Not considered normal operating expenses, and therefore payable by the Fund, are taxes, interest, fees and other charges of governments and their agencies, including the cost of qualifying the Fund's shares for sale in any jurisdiction, brokerage costs, dues, and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.


         As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense Kornitzer Capital Management, Inc. as its investment counsel to assist in the investment advisory function for the Fund. Kornitzer Capital Management, Inc. is an independent investment counseling firm founded in 1989. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Kornitzer Capital Management, Inc. is included in the fee of
Jones & Babson, Inc. The Management Agreement limits the liability of the manager and its investment counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties. The organizational arrangements of the investment counsel require that all investment decisions be made by committee, and no person is primarily responsible for making recommendations to that committee.

         As compensation for all the foregoing services, the Fund pays Jones & Babson, Inc. a fee at the annual rate of one percent (1%) of average daily net assets from which Jones & Babson, Inc. pays Kornitzer Capital Management, Inc. a fee of 50/100 of one percent (.50%) of the average daily total net assets. The fees are computed daily and paid semimonthly.


         Certain officers and directors of the Fund are also officers or directors or both of other Buffalo Funds, Jones & Babson, Inc. or Kornitzer Capital Management, Inc.

         Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.


         Kornitzer Capital Management, Inc. is a closely held corporation and has limitations in the ownership of its stock designed to maintain control in those who are active in management. Owners of 5% or more of Kornitzer Capital Management, Inc. are John C. Kornitzer, Kent W. Gasaway, Willard R. Lynch, Thomas W. Laming and Susan Stack.

         The current Management Agreement between the Fund and Jones & Babson, Inc., which includes the Investment Counsel Agreement between Jones & Babson, Inc. and Kornitzer Capital Management, Inc. will continue in effect until October 31, 1999. The Agreements will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party, as required under the Investment Company Act of 1940.

                         GENERAL INFORMATION AND HISTORY


         The Fund was incorporated in Maryland on October 16, 1997. The Fund has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. The Fund may divide its shares into series or sub-series (classes) with the approval of its Board of Directors. The Fund currently issues a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund; and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.


         Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.


         The Maryland General Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.


         The Fund may use the name "Buffalo" in its name so long as Kornitzer Capital Management, Inc. is continued as its investment counsel. Complete details with respect to the use of the name are set out in the Management Agreement between the Fund and Jones & Babson, Inc.

         This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

                   DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION


         The Fund pays dividends from net investment income semiannually, usually in June and December. Distributions from capital gains realized on the sale of securities, if any, will be declared annually on or before December 31. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.


         The Fund intends to qualify for taxation as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that the Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets. Dividends, either in cash or reinvested in shares, paid by the Fund from net investment income will be taxable to shareholders as ordinary income, and will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.


         Dividends from net investment income or net short-term gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. Whether paid in cash or additional shares of the Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. The Fund does not try to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. The 1997 Act creates a category of long-term capital gain for individual taxpayers that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when the Fund's securities were sold and how long they were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in the "Statement of Additional
Information," or should contact their personal tax advisors. The Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gains distributions which will qualify for these maximum federal tax rates. Shareholders are notified annually by the Fund as to federal tax status of dividends and distributions paid by the Fund. Such dividends and distributions may also be subject to state and local taxes.


         Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. Any loss incurred on a sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

         The Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, the Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October 31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.


         To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.


         The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

         THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.


                              SHAREHOLDER SERVICES


         The Fund and its manager offer shareholders a broad variety of services described throughout this Prospectus. In addition, the following services are available:


         Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

         Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

         Telephone Investments - You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. See "Telephone Investment Service."

         Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Buffalo Funds to an identically registered account in any other fund in the Buffalo or Babson Group according to your instructions.
Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

         Transfer of Ownership - A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

         Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.

         Sub-Accounting - Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Fund's manager, Jones & Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Fund and its manager reserve the right to make reasonable charges for this service.

         Prototype Retirement Plans - Jones & Babson, Inc. offers a defined contribution prototype plan - The Universal Retirement Plan - which is suitable for all who are self-employed, including sole proprietors, partnerships, and corporations. The Universal Prototype includes both money purchase pension and profit-sharing plan options.


         Individual Retirement Accounts - Also available are the following Individual Retirement Accounts (IRAs):

                  Traditional IRA: The IRS has increased the phase-out ranges for deductible contributions. The IRA uses the IRS model form of plan and provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($4,000 if a spousal IRA is established), some or all of which may be deductible. Consult your tax adviser concerning the amount of the tax deduction, if any, as well as the best IRA for your financial goals.


                  Roth IRA: Unlike the traditional IRA, contributions are non-deductible, however, distribution will be exempt from federal taxes provided that, at the time of withdrawal, the IRA has been held for five years and (1) the account holder is 59 1/2 years old or (2) the withdrawals are used to purchase a first home. The maximum contribution to a Roth IRA is $2,000 and eligibility is subject to restrictions. Traditional IRAs may be converted into Roth IRAs. Consult your tax adviser to determine the best IRA for your financial goals.

         Simplified Employee Pensions (SEPs) - The Jones & Babson IRA may be used with IRS Form 5305 - SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing Plan with greater ease of administration, but less flexibility in plan coverage of employees.


                              SHAREHOLDER INQUIRIES

         Telephone inquiries may be made toll free to the Fund, 1-800-49-BUFFALO (1-800-492-8332).

         Shareholders may address written inquiries to the Fund at:

                  Buffalo Small Cap Fund, Inc.
                  BMA Tower
                  700 Karnes Blvd.
                  Kansas City, MO 64108-3306

INVESTMENT COUNSEL
KORNITZER CAPITAL MANAGEMENT, INC.
Shawnee Mission, Kansas

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Kansas City, Missouri

LEGAL COUNSEL
STRADLEY, RONON, STEVENS &
YOUNG, LLP
Philadelphia, Pennsylvania

JOHN G. DYER
Kansas City, Missouri

CUSTODIAN
UMB BANK, n.a.
Kansas City, Missouri

TRANSFER AGENT
JONES & BABSON, INC.
Kansas City, Missouri

                                     PART B

                          BUFFALO SMALL CAP FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March __, 1998

         This Statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectus dated March ___, 1998. To obtain the Prospectus please call the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

                                TABLE OF CONTENTS

                                                                      Page

INVESTMENT OBJECTIVE AND POLICIES...................................... 2
PORTFOLIO TRANSACTIONS................................................. 2
INVESTMENT RESTRICTIONS................................................ 3
PERFORMANCE MEASURES................................................... 4
HOW THE FUND'S SHARES ARE DISTRIBUTED.................................. 4
HOW SHARE PURCHASES ARE HANDLED........................................ 4
REDEMPTION OF SHARES................................................... 6
DISTRIBUTIONS AND TAXES................................................ 6
SIGNATURE GUARANTEES................................................... 6
MANAGEMENT AND INVESTMENT COUNSEL...................................... 6
HOW SHARE PRICE IS DETERMINED.......................................... 7
OFFICERS AND DIRECTORS................................................. 7
CUSTODIAN..............................................................11
INDEPENDENT AUDITORS...................................................11
OTHER JONES & BABSON FUNDS.............................................11
DESCRIPTION OF COMMERCIAL PAPER RATINGS................................14
FINANCIAL STATEMENTS...................................................15

                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.

                             PORTFOLIO TRANSACTIONS

         Decisions to buy and sell securities for the Fund are made by Jones & Babson, Inc. pursuant to recommendations by Kornitzer Capital Management, Inc. Officers of the Fund and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

         The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

         The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. The Fund may execute a substantial portion of its portfolio transactions through brokerage firms which are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

         No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Fund and Jones & Babson, Inc.

         Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agent in the purchase of the Fund's shares for their clients.

         Research services furnished by broker-dealers may be useful to the Fund's manager and its investment counsel in serving other clients, as well as the Fund. Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

         When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

                             INVESTMENT RESTRICTIONS


         In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio Management Policies," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund. The Fund will not: (1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (5) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least three to one; or (7) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry.


         The following are "non-fundamental" restrictions which can be changed by the Board of Directors of the Fund without shareholder approval. The Fund may not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time or pursuant to a plan of merger or consolidation or similar transaction; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; or (4) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organizations in which such persons have a financial interest.

                              PERFORMANCE MEASURES

TOTAL RETURN

         The Fund's "average annual total return" figures will be computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

         P(1+T)n           =        ERV

         Where P           =        a hypothetical initial payment of $1000

               T           =        average annual total return

               n           =        number of years

              ERV          =        Ending  Redeemable Value of a hypothetical
                                    $1000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

                      HOW THE FUND'S SHARES ARE DISTRIBUTED

         Jones & Babson, Inc., as agent of the Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


         Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 1999, and which will continue automatically for successive annual periods ending each October 31 if continued at least annually by the Fund's Board of Directors, including a majority of those Directors who are not parties to such Agreement or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

         Jones & Babson, Inc. also acts as sole distributor of the shares of David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax- Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout Capital Preservation Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc. and AFBA Five Star Fund, Inc.

                         HOW SHARE PURCHASES ARE HANDLED


         Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after an order is accepted by the Fund.


         Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

         Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

         If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.


         The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

                              REDEMPTION OF SHARES

         The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Fund's Board of Directors under the following conditions authorized by the Investment Company Act of 1940:
(1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.


The Fund may satisfy redemption requests by distributing securities in kind. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                             DISTRIBUTIONS AND TAXES


Distributions of Net Investment Income--The Fund receives income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from its investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you, whether you take them in cash or in additional shares.


Distributions of Capital Gains--The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gains over net long-term capital losses will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:


"28 percent tax rate gains:" securities sold by the Fund after July 28, 1997 that were held for more than one year but not more than 18 months, and under a transitional rule securities sold by the Fund before May 7, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

"20 percent tax rate gains:" securities sold by the Fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax rate brackets, and at a maximum rate of 10% for investors in the 15% federal income tax rate bracket.

"Qualified 5-year gains:" For individuals in the 15% federal income tax rate bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher federal income tax rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher federal income tax rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax rate bracket.


The Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates for each calendar year. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.


Election to be Taxed as a Regulated Investment Company--The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"), and intends to so qualify during the current fiscal year. The directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.


In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

(i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. Government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

(ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;

(iii) The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years; and


(iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The 1997 Act repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

Excise Tax Distribution Requirements--The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12-month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Dividends-Received Deduction for Corporations--Because the Fund's income is derived primarily from dividends, a portion of its distributions will generally be eligible for the dividends-received deduction. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. Dividends so designated by the Fund must be attributable to dividends earned by the Fund from U.S. corporations which are not debt-financed. A holding period requirement applies both at the Fund level and the corporate shareholder level. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund are debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividend-received deduction for fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividend received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.


                              SIGNATURE GUARANTEES

         Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.


         Signature guarantees must appear together with the signature(s) of the registered owner(s), on:

         (1)      a written request for redemption;

         (2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or

         (3)      all stock certificates tendered for redemption.

                        MANAGEMENT AND INVESTMENT COUNSEL

         As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense Kornitzer Capital Management, Inc., as its investment counsel.

         Kornitzer Capital Management, Inc., was founded in 1989. It is a private investment research and counseling organization serving individual, corporate and other institutional clients.

         The aggregate management fee to be paid to Jones & Babson, Inc. by the Fund during the current fiscal year is 1%. The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

         Kornitzer Capital Management, Inc., has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Kornitzer Capital Management, Inc., is included in the fee of Jones & Babson, Inc.

                          HOW SHARE PRICE IS DETERMINED


         The net asst value per share of the Fund portfolio is computed once daily, Monday through Friday at the specific time during the day that the Board of Directors of the Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:


New Year's Day                      January 1

Martin Luther King, Jr. Day         Third Monday in January

Presidents' Holiday                 Third Monday in February

Good Friday                         Friday before Easter

Memorial Day                        Last Monday in May

Independence Day                    July 4

Labor Day                           First Monday in September

Thanksgiving Day                    Fourth Thursday in
                                    November

Christmas Day                       December 25


                             OFFICERS AND DIRECTORS

         The Fund is managed by Jones & Babson, Inc. subject to the supervision and control of the Board of Directors. The following table lists the officers and directors of the Fund and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd.,

Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

         *Larry D. Armel (56) - President and Director. President and Director, Jones & Babson, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout Capital Preservation Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc., Investors Mark Series Fund, Inc.; Director, AFBA Five Star Fund, Inc.; President and Trustee, D.L. Babson Bond Trust.

         *Kent W. Gasaway (38) - Director. Senior Vice President, Kornitzer Capital Management, Inc., KCM Building, Shawnee Mission, Kansas 66201. Director, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc.; formerly Assistant Vice President, Waddell & Reed, Inc., 6300 Lamar Avenue, Shawnee Mission, Kansas 66202.

         *Stephen S. Soden (53) - Director. President, BMA Financial Services. Chairman and Director, Jones & Babson, Inc.; Director, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc.

         Thomas S. Case (56) - Director. Retired, 3485 Paydirt Dr., Placerville, California 95667. Director, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc.; formerly President and Chief Executive Officer, the Frankona American Companies, 2405 Grant Blvd., Suite 900, Kansas City, Missouri 64108.

         Francis C. Rood (63) - Director. Retired, 73-395 Agave Lane, Palm Desert, California 92260-6653. Director, David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc., Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust; formerly Vice President of Finance, Hallmark Cards, Inc.

         William H. Russell (74) - Director. Financial Consultant, 645 West 67th Street, Kansas City, Missouri 64113. Director, David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund,
Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA
--------

* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.

Global Fund, Inc., Buffalo High Yield Fund, Inc., Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust; formerly Vice President, Sprint.

         H. David Rybolt (55) - Director. Consultant, HDR Associates, P.O. Box 2468, Shawnee Mission, Kansas 66201. Director, David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund,
Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc., Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

         P. Bradley Adams (37) - Vice President and Treasurer. Vice President and Treasurer, Jones & Babson, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc.; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

         Michael A. Brummel (40) - Vice President, Assistant Secretary and Assistant Treasurer. Vice President, Jones & Babson, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson- Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout Capital Preservation Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc.

         Martin A. Cramer (48) - Vice President and Secretary. Vice President and Secretary, David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout Capital Preservation Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc.; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

         Constance E. Martin (36) - Vice President. Assistant Vice President, Jones & Babson, Inc. Vice President, David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc.,

D. L. Babson Bond Trust, Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc.

         John G. Dyer (52) - Vice President. Vice President, Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout Capital Preservation Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc.


         None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Management Agreement.

         Messrs. Case, Rood, Russell and Rybolt have no financial interest in, nor are they affiliated with, either Jones & Babson, Inc. or Kornitzer Capital Management, Inc.

         The Audit Committee of the Board of Directors is composed of Messrs. Case, Rood, Russell and Rybolt.


         The officers and directors of the Fund as a group own less than 1% of any of the Funds.



                               COMPENSATION TABLE

                                   Aggregate       Pension or Retirement      Estimated Annual        Total Compensation
                                  Compensation      Benefits Accrued As        Benefits Upon        From Buffalo Fund Complex
Name of Director                For Fund Service    Part of Fund Expenses       Retirement             Paid to Directors**
----------------                  -------------    ---------------------       ----------             -------------------
Larry D. Armel*                           --                --                        --                       --

Kent W. Gasaway*                          --                --                        --                       --

Thomas S. Case                          $125                --                        --                     $5,250

Stephen S. Soden*                         --                --                        --                       --

Francis C. Rood                         $125                --                        --                     $2,125

William H. Russell                      $125                --                        --                     $2,125

H. David Rybolt                         $125                --                        --                     $2,125

* As "interested directors," Messrs. Armel, Gasaway and Soden receive no compensation for their services as directors.

** The amounts reported in this column reflect the total compensation expected to be paid to each director for his services as a director of five Buffalo Funds during the fiscal year ending March 31, 1998. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

         The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. To the extent required under Maryland law, the Fund will assist shareholder communications in such matters.

                                    CUSTODIAN


         The Fund's portfolio assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Fund, has possession of the Fund's cash and securities. The custodian bank is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the manager. There is no charge to the Fund.

                              INDEPENDENT AUDITORS

         The Fund's financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the Fund's present independent auditor.

         Reports to shareholders will be published at least semiannually.

                           OTHER JONES & BABSON FUNDS

         Jones & Babson, Inc. sponsors and manages, in association with its investment counsel, Kornitzer Capital Management, Inc., the four additional no-load Buffalo Funds described below.


         Buffalo Balanced Fund, Inc. was organized in 1994 with the objective of long-term capital growth and high current income through investing in common stocks and secondarily by investing in convertible bonds, preferred stocks and convertible preferred stocks.

         Buffalo High Yield Fund, Inc. was organized in 1994 with the objective of a high level of current income and secondarily, capital growth by investing primarily in high-yielding fixed income securities.

         Buffalo USA Global Fund, Inc. was organized in 1994 with the objective of capital growth by investing in common stocks of U.S. companies that receive greater than 40% of their revenues or pre-tax income from international operations.

         Buffalo Equity Fund, Inc. was organized in 1994 with the objective of long-term capital appreciation by investing in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Fund's investments and investment in the dividend-producing securities is consistent with achieving the Fund's objective of long-term capital appreciation.


         A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.

         Jones & Babson, Inc. also sponsors and manages, in association with its investment counsel, David L. Babson & Co. Inc., nine no-load funds comprising the Babson Mutual Fund Group. They are: David L. Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., D. L. Babson Bond Trust, D. L. Babson Money Market Fund, Inc. and D. L. Babson Tax-Free Income Fund, Inc.

         Jones & Babson, Inc. also sponsors nine mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial Corporation. They are: Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc, Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc. and Scout Capital Preservation Fund, Inc.

         Jones & Babson also sponsors the AFBA Five Star Fund, Inc.



                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Moody's. Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

                  Prime - 1  Highest Quality
                  Prime - 2  Higher Quality
                  Prime - 3  High Quality

         The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

         (1)      evaluation of the management of the issuer;

         (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

         (3) evaluation of the issuer's products in relation to competition and customer acceptance;

         (4)      liquidity;

         (5)      amount and quality of long-term debt;

         (6)      trend of earnings over a period of ten years;

         (7) financial strength of a parent company and relationships which exist with the issuer; and

         (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         S&P. Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A" Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3" Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

                              FINANCIAL STATEMENTS

                         Report of Independent Auditors



The Shareholder and Board of Directors
Buffalo Small Cap Fund, Inc.


We have audited the accompanying statement of net assets of Buffalo Small Cap Fund, Inc. (the Company) as of January 12, 1998. This statement of net assets is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of cash as of January 12, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all materials respects, the financial position of the Company at January 12, 1998, in conformity with generally accepted accounting principles.


                                              Ernst & Young LLP

Kansas City, Missouri
January 14, 1998

                          Buffalo Small Cap Fund, Inc.

                             Statement of Net Assets

                                January 12, 1998


Assets
Cash                                               $100,000
                                                 ----------

Net assets applicable to outstanding shares        $100,000
                                                 ==========

Capital shares, $1.00 par value
Authorized                                       10,000,000
                                                 ==========

Outstanding                                          10,000
                                                 ==========

Net asset value per share                            $10.00
                                                 ==========


Note - Significant Accounting Policies

Organization - Buffalo Small Cap Fund, Inc. (the Company) was organized as a Maryland corporation on October 16, 1997 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares outstanding for the Company on January 12, 1998 were issued to Jones & Babson, the Company's manager and distributor (the Manager). The costs of organization will be paid by the Manager.

Management Fees - The Manager will charge the Company a fee based on an annual rate of one percent (1.00%) of the Company's average daily net assets from which the Manager will pay Kornitzer Capital Management, Inc., which serves as investment counsel (the Adviser), a fee of one half of one percent (0.50%) of average daily net assets. The Manager will pay all other operating expenses except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Company and its shares and the cost of qualifying the Company's shares for sale in any jurisdiction. Certain officers and directors of the Company are also officers or directors of the Manager.

                                     PART C

                                OTHER INFORMATION

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS.


         (a) Financial statements: Included in Part B of the Registration Statement

         (b)      (1)   Registrant's Articles of Incorporation*

                  (2)   Registrant's By-laws*

                  (3)   Not  applicable,   because  there  is  no  voting  trust
                        agreement

                  (4) Specimen copy of each security to be issued by the registrant*

                  (5)      (a)   Form of  Management  Agreement  between Jones &
                                 Babson, Inc. and the Registrant*

                           (b)   Form of Investment  Counsel  Agreement  between
                                 Jones & Babson, Inc. and Kornitzer Capital Management, Inc.*

                  (6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the Registrant*

                  (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers

                  (8) Form of Custodian Agreement between Registrant and United Missouri Bank of Kansas City, N.A.*

                  (9) There are no other material contracts not made in the ordinary course of business between the Registrant and others

                  (10) Opinion and consent of counsel as to the legality of the registrant's securities being registered*

                  (11)  Not applicable.

                  (12)  Not applicable.

                  (13) Form of letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling (to be filed by amendment, if applicable).

                  (14)  Not applicable.

                  (15)  Not applicable.

                  (16) Schedule for computation of performance quotations. (To be supplied by further amendment)

                  (17)  Not Applicable

                  (18)  Not Applicable

                  (19)  Powers of Attorney*

                  *Previously filed and incorporated by reference.

Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
                  REGISTRANT.

                  NONE

Item 26.          NUMBER OF HOLDERS OF SECURITIES.

                  The number of record holders of each class of securities of the Registrant as of February 2, 1998, is as follows:


                        (1)                              (2)
                    Title of Class             Number of Record Holders
       ------------------------------------------------------------------
                  Common Stock $1.00 par                  one
                  value


Item 27.          INDEMNIFICATION.

                  Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

                   (i) by the Board of Directors by a majority  vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

                  (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

                  No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
                  ADVISOR.

                  The principal business of Jones & Babson, Inc. is the management of the Babson, Buffalo and Scout families of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors.

                  The principal business of Kornitzer Capital Management, Inc. is to provide investment counsel and advice to a wide variety of clients. Kornitzer Capital Management has approximately $1.3 billion under management.

Item 29.          PRINCIPAL UNDERWRITERS.

                  (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc. and Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Scout Capital Preservation Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc. and AFBA Five Star Fund, Inc.

                  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

          Name and Principal                        Position and Offices                       Positions and Offices
           Business Address                           with Underwriter                            with Registrant
Larry D. Armel                                    President and Director                     President and Director
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306

Kent W. Gasaway                                   None                                       None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306


Stephen S. Soden                                  Chairman and Director                      Director
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306

Thomas S. Case                                    None                                       None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306



Francis C. Rood                                   None                                       None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306

William H. Russell                                None                                       None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306

H. David Rybolt                                   Director                                   None
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306

                                        4

P. Bradley Adams                                  Vice President and                         Vice President and
BMA Tower                                         Treasurer                                  Chief Financial Officer
700 Karnes Blvd.
Kansas City, MO  64108-
3306

Michael A. Brummel                                Vice President                             Vice President
BMA Tower
700 Karnes Blvd.
Kansas City, MO  64108-
3306

Martin A. Cramer                                  Vice President and                         Secretary
BMA Tower                                         Secretary
700 Karnes Blvd.
Kansas City, MO  64108-
3306



                  (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.          LOCATION OF ACCOUNTS AND RECORDS.

                  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.

Item 31.          MANAGEMENT SERVICES.

                  All   management   services  are  covered  in  the  management
                  agreement between the Registrant and Jones & Babson, Inc., which are discussed in Parts A and B.

Item 32.          UNDERTAKINGS.

                  Registrant undertakes to file a post-effective amendment using uncertified financial statements within four to six months from the commencement of the Fund's investment operations after the effective date of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in Kansas City, Missouri on the 27th day of February, 1998.

                                             BUFFALO SMALL CAP FUND, INC.
                                             (Registrant)


                                             By: /s/ Larry D. Armel
                                             Larry D. Armel, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Larry D. Armel               President,                  February 27, 1998
Larry D. Armel                   Principal Executive
                                 Officer and Director

/s/ Kent W. Gasaway              Director                    February 27, 1998
Kent W. Gasaway*

/s/ Stephen S. Soden             Director                    February 27, 1998
Stephen S. Soden*

/s/ Thomas S. Case               Director                    February 27, 1998
Thomas S. Case*

/s/ Francis C. Rood              Director                    February 27, 1998
Francis C. Rood*

/s/ William H. Russell           Director                    February 27, 1998
William H. Russell*

/s/ H. David Rybolt              Director                    February 27, 1998
H. David Rybolt*

/s/ P. Bradley Adams             Vice President and          February 27, 1998
P. Bradley Adams                 Principal Financial
                                 and Accounting
                                 Officer


* by Larry D. Armel, pursuant to Power of Attorney previously filed

Item 24(b)

                                    EXHIBITS


(11)     Auditors Consent